RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Consolidated Financial Statements of Company and Subsidiaries) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Nominal value of issued common / registered share capital	¥ 312,081	¥ 312,081
China Coal Mining Investment Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	Hong Kong
Nominal value of issued common / registered share capital
Percentage of equity attributable to company direct	100.00%
Percentage of equity attributable to company indirect
Principal activities	Investment holding
FMH Corporate Services Inc. [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	United States
Nominal value of issued common / registered share capital
Percentage of equity attributable to company direct	100.00%
Percentage of equity attributable to company indirect
Principal activities	Dormant
Feishang Dayun Coal Mining Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	Hong Kong
Nominal value of issued common / registered share capital
Percentage of equity attributable to company direct
Percentage of equity attributable to company indirect	100.00%
Principal activities	Investment holding
Feishang Mining Holdings Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	BVI
Nominal value of issued common / registered share capital
Percentage of equity attributable to company direct	100.00%
Percentage of equity attributable to company indirect
Principal activities	Investment holding
Feishang Yongfu Mining Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	Hong Kong
Nominal value of issued common / registered share capital
Percentage of equity attributable to company direct
Percentage of equity attributable to company indirect	100.00%
Principal activities	Investment holding
Newhold Investments Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	BVI
Nominal value of issued common / registered share capital
Percentage of equity attributable to company direct	100.00%
Percentage of equity attributable to company indirect
Principal activities	Investment holding
Pineboom Investments Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	BVI
Nominal value of issued common / registered share capital
Percentage of equity attributable to company direct	100.00%
Percentage of equity attributable to company indirect
Principal activities	Investment holding
Shenzhen Feishang Management and Consulting Co., Limited ("Feishang Management") [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	PRC/ Mainland China
Nominal value of issued common / registered share capital	¥ 10,000
Percentage of equity attributable to company direct
Percentage of equity attributable to company indirect	100.00%
Principal activities	Provision of management and consulting services to other companies in the Group
Silver Moon Technologies Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	BVI
Nominal value of issued common / registered share capital	¥ 1
Percentage of equity attributable to company direct	80.00%
Percentage of equity attributable to company indirect
Principal activities	Dormant
Sunwide Capital Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	BVI
Nominal value of issued common / registered share capital
Percentage of equity attributable to company direct	100.00%
Percentage of equity attributable to company indirect
Principal activities	Dormant
Yangpu Lianzhong Mining Co., Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	PRC/ Mainland China
Nominal value of issued common / registered share capital	¥ 115,008
Percentage of equity attributable to company direct
Percentage of equity attributable to company indirect	100.00%
Principal activities	Investment holding
Yangpu Shuanghu Industrial Development Co., Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	PRC/ Mainland China
Nominal value of issued common / registered share capital	¥ 1,000
Percentage of equity attributable to company direct
Percentage of equity attributable to company indirect	100.00%
Principal activities	Investment holding
Yunnan Feishang Mining Co., Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	PRC/ Mainland China
Nominal value of issued common / registered share capital	¥ 50,000
Percentage of equity attributable to company direct
Percentage of equity attributable to company indirect	100.00%
Principal activities	Investment holding
Bayannaoer City Feishang Mining Company Limited [Member]
Disclosure of transactions between related parties [line items]
Place of incorporation/registration and operations	PRC/ Mainland China
Nominal value of issued common / registered share capital	¥ 59,480
Percentage of equity attributable to company direct
Percentage of equity attributable to company indirect	100.00%
Principal activities	Exploration and development of lead mine